Share Based Compensation - Summary of Option Activity (Detail) ¥ in Thousands	12 Months Ended
	Mar. 31, 2022 $ / shares shares	Mar. 31, 2021 CNY (¥) $ / shares shares	Mar. 31, 2020 CNY (¥) $ / shares shares	Mar. 31, 2019 CNY (¥) $ / shares shares	Mar. 31, 2022 CNY (¥) shares
Number of share options
Number of share options, Beginning balance | shares	13,442,848	19,460,008	91,542,094
Number of share options, Granted | shares			3,775
Number of share options, Excercised | shares		(2,865,800)	(39,744,025)
Number of share options, Forfeited or cancelled (post-vesting) | shares	(1,491,990)	(3,151,360)	(32,341,836)
Number of share options, Ending balance | shares	11,950,858	13,442,848	19,460,008	91,542,094
Number of share options, Vested and expected to vest as of March 31, 2022 | shares					11,950,858
Number of share options, Exercisable as of March 31, 2022 | shares					11,950,858
Weighted Average Exercise Price
Weighted Average Exercise Price, Beginning balance | $ / shares	$ 0.12	$ 0.13	$ 0.14
Weighted Average Exercise Price, Granted | $ / shares			0.01
Weighted Average Exercise Price, Exercised | $ / shares		0.03	0.03
Weighted Average Exercise Price, Forfeited or cancelled (post-vesting) | $ / shares	0.19	0.27	0.28
Weighted Average Exercise Price, Ending balance | $ / shares	0.11	$ 0.12	$ 0.13	$ 0.14
Weighted Average Exercise Price, Vested and expected to vest as of March 31, 2022 | $ / shares	0.11
Weighted Average Exercise Price, Exercisable as of March 31, 2022 | $ / shares	$ 0.11
Weighted Average Remaining Contractual Life
Weighted Average Remaining Contractual Life	1 year 8 months 26 days	3 years 3 months 7 days	4 years 3 months 3 days	5 years 1 month 28 days
Weighted Average Remaining Contractual Life, Vested and expected to vest as of March 31, 2022	1 year 8 months 26 days
Weighted Average Remaining Contractual Life, Exercisable as of March 31, 2022	1 year 8 months 26 days
Aggregate Intrinsic Value
Aggregate Intrinsic Value | ¥		$ 371	$ 189	$ 36,009	¥ 0
Aggregate Intrinsic Value, Vested and expected to vest as of March 31, 2022 | ¥					0
Aggregate Intrinsic Value, Exercisable as of March 31, 2022 | ¥					¥ 0